REVENUE (Tables)	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF REVENUE

An analysis of the Group’s revenue for the reporting periods are as follows:

	Year ended	Year ended	Year ended
	31 March 2025	31 March 2024	31 March 2023
	USD	USD	USD
At a point-in-time:
Software license fee	900,000	-	-
Customization	462,569	695,243	1,019,064
Advisory service income	274,420	160,085	-
	1,636,989	855,328	1,019,064
Over time:
Advisory service income	-	-	248,497
Software subscription fee	403,613	444,210	358,202
	403,613	444,210	606,699
	2,040,602	1,299,538	1,625,763